Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues	$ 9,556	$ 9,664	$ 8,347
Cost of sales	(5,860)	(5,803)	(5,075)
Gross profit	3,696	3,861	3,272
Selling, general and administrative	(1,093)	(1,095)	(981)
Research and development	(1,498)	(1,398)	(1,296)
Other income and expenses, net	103	53	55
Impairment, restructuring charges and other related closure costs	(5)	(21)	(45)
Operating income	1,203	1,400	1,005
Interest income (expense), net	1	(7)	(22)
Other components of pension benefit costs	(16)	(11)	(12)
Income (loss) on equity-method investments	1	8	(2)
Loss on financial instruments, net		(1)	(16)
Income before income taxes and noncontrolling interest	1,189	1,389	953
Income tax expense	(156)	(96)	(143)
Net income	1,033	1,293	810
Net income attributable to noncontrolling interest	(1)	(6)	(8)
Net income attributable to parent company	$ 1,032	$ 1,287	$ 802
Earnings per share (Basic) attributable to parent company stockholders	$ 1.15	$ 1.43	$ 0.91
Earnings per share (Diluted) attributable to parent company stockholders	$ 1.14	$ 1.41	$ 0.89
Net Sales [Member]
Net revenues	$ 9,529	$ 9,612	$ 8,308
Other Revenues [Member]
Net revenues	$ 27	$ 52	$ 39